INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS - Schedule of Minimum Future Gross Revenues (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Sales-Type Leases
Sales-Type and Direct Financing Leases, Payment to be Received, 2025	$ 36,091
Thereafter	0
Total minimum lease payments to be received	$ 36,091